INCOME TAXES (Details 2) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income/(loss) before taxes
Canada	(74,946)	220,259	113,712
United States	161,564	(763,947)	(183,314)
Income/(loss) before tax expense	86,618	(543,688)	(69,602)
Reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes
Canadian statutory rate (as a percent)	25.35%	25.32%	26.82%
Expected income tax expense/(recovery)	21,958	(137,662)	(18,667)
Impact on taxes resulting from:
Foreign tax rate differential	10,407	(106,858)	(35,440)
Statutory and other rate differences	(1,976)	(7,828)	(28,923)
Recognition of previously unrecognized deferred tax assets	(690)	(11,082)	(3,970)
Non-taxable capital (gains)/losses	4,884	(12,248)	(364)
Share-based compensation	2,335	2,574	3,307
Other	1,724	113	1,644
Income Tax expense/(recovery)	38,642	(272,991)	(82,413)